Basis of preparation	6 Months Ended
Jun. 30, 2020
Basis Of Presentation [Abstract]
Basis of preparation
Basis of preparation

The unaudited condensed consolidated interim financial statements included in this interim report have been prepared in accordance with International Accounting Standard ('IAS') 34 'Interim financial reporting' as adopted by the European Union ('EU'), the Disclosure Guidance and Transparency Rules sourcebook ('DTR') of the Financial Conduct Authority ('FCA') applicable to interim financial reporting and an Order under section 340 of the Australian Corporations Act 2001 issued by the Australian Securities and Investments Commission on 24 July 2020.

These unaudited condensed consolidated interim financial statements represent a ‘condensed set of financial statements’ as referred to in the DTR issued by the FCA. Accordingly, they do not include all of the information required for a full annual financial report and are to be read in conjunction with the Group’s annual financial statements for the year ended 31 December 2019 and any public announcements made by the Group during the interim reporting period.
Accounting policies

The unaudited condensed consolidated interim financial statements have been drawn up on the basis of accounting policies, methods of computation and presentation consistent with those applied in the financial statements for the year ended 31 December 2019, and in the corresponding interim period, except for the modifications set out below. This basis of accounting is referred to as ‘IFRS’ in this report. Adoption of changes to IFRS applicable in 2020 did not have a significant impact on the Group's financial statements.

During the six months to 30 June 2020, the Group did not early adopt any amendments, standards or interpretations that have been issued but are not yet effective.

The Group's accounting policies and critical accounting judgements have been updated to include the Group's approach to materiality upon implementation of Definition of Material (Amendments to IAS 1 and IAS 8) at 1 January 2020 as follows:

Areas of judgment in the application of accounting policies:

–Materiality - judgment in determining when information can be expected to influence the decisions made by a user of the Financial Statements

Principal accounting policies:

Materiality:
The Group considers information to be material if correcting a misstatement, omission or obscuring could, in the light of surrounding circumstances, reasonably be expected to change the judgment of a reasonable person relying on the financial statements. The Group considers both quantitative and qualitative factors in determining whether information is material; the concept of materiality is therefore not driven purely by numerical values.

When considering the potential materiality of information, management makes an initial quantitative assessment using thresholds based on underlying earnings; for the six months ended 30 June 2020, overall Group materiality was US$425 million (six months ended 30 June 2019: US$350 million; year ended 31 December 2019: US$350 million). However, other considerations can result in a determination that lower values are material or, occasionally, that higher values are immaterial. These considerations include whether a misstatement, omission or obscuring: masks a change or trend in key performance indicators; causes reported key metrics to change from a positive to negative values or vice-versa; affects compliance with regulatory requirements or other contractual requirements; could result in an increase to management’s compensation; or might conceal an unlawful transaction.

In assessing materiality, management also applies judgment based on its understanding of the business and its internal and external financial statement users. The assessment will consider user expectations of numerical and narrative reporting. Sources used in making this assessment would include, for example: published analyst consensus measures, experience gained in formal and informal dialogue with users (including regulatory correspondence), and peer group benchmarking.

Other than as a result of implementing amendments to IAS 1 and IAS 8, the critical accounting judgments and key sources of estimation uncertainty for the half year are the same as those disclosed in the Group's consolidated financial statements for the year ended 31 December 2019.

Principal accounting policy information has also been expanded, to reflect the increased impact in 2020 of arrangements accounted for under the following policies:

Financial instruments - Financial assets held at fair value through profit or loss (FVPL) - refer to note 1(q)(i)(c) to the 2019 Annual Report:

The classification applies to the following assets. In all cases transaction costs are immediately expensed to the income statement:

–Debt instruments that do not meet the criteria of amortised cost or fair value through other comprehensive income. An example would be where trade receivable invoices for certain customers are routinely factored.
Accounting policies (continued)

Close-down, restoration and environmental obligations - refer to note 1(l) of the 2019 Annual Report:
–In the context of current market volatility and uncertainty, the Group has taken a long term view of interest rates and a broader set of relevant factors into account in determining the appropriate discount rate for close-down, restoration and environmental obligations.

–In some cases, Group companies make a contribution to trust funds in order to meet or reimburse future environmental and decommissioning costs. Amounts due for reimbursement from trust funds are not offset against the corresponding closure provision unless payments into the fund have the effect of passing the closure obligation to the trust.

The Rio Tinto financial information by business unit and the geographic analysis of sales by destination provided on pages F-28 to F-31 and F-22 respectively, satisfy the disclosure requirements of IFRS 8 ‘Operating Segments’ for interim financial statements and also provide additional voluntary disclosure which the Group considers is useful to the users of the financial statements.
International financial reporting standards mandatory beyond 2020
The Group disclosed information relating to standards and pronouncements mandatory beyond 2020 in the financial statements for the year ended 31 December 2019, and continues to evaluate the impact of these pronouncements.
As announced in our Second Quarter Operations Review on 17 July 2020, despite various COVID-19 related challenges, all of our assets have continued to operate, with our first priority to protect the health and safety of all our employees and communities.

During the COVID-19 pandemic, we have implemented strict protocols globally across the business. These range from physical distancing to travel restrictions, roster changes and team splits, to flexible working arrangements, rapid screening and personal hygiene controls. The financial impact thus far has been limited and we delivered a strong performance, particularly in iron ore and bauxite, demonstrating resilience of our business and ability to adapt in difficult conditions.

Key impacts to date on our markets, operations and workforce and our products are as follows:

–Changes to demand resulting in lower commodity prices, in particular, lower average realised prices achieved for copper, aluminium and diamonds. In the diamonds industry, with many countries restricting the movement of citizens and with shops being closed, there has been a significant disruption to the global demand for diamonds resulting in negative sales mix and volume impact.
–Volume impacts, both in response to market demand and in response to government directives. At Richards Bay Minerals (RBM), furnaces are gradually ramping up production following easing of restrictions in South Africa. We continued to focus on the optimisation of IOC product mix to match market demand, moving from pellet to concentrate. In Aluminium, in response to market conditions we have reduced the proportion of primary metal being produced as value-added products, which represented 40% of primary metal sold in the first half of 2020 (first half 2019: 54%).
–Changes to operating costs, including additional costs incurred to manage the impact on our assets (e.g. costs relating to controls such as cleaning, screening and roster changes) and the effect of favourable exchange rate and input cost movements.
–Capital expenditure is expected to be around US$6 billion in 2020. This is a reduction in capital expenditure from our original guidance of US$7 billion. This is due to a stronger US dollar against our major operating currencies and impact of COVID-19 on our operations.
While uncertainties continue to exist in our business environment, we are focused on our underlying resilience and ability to adapt in a fast-moving environment. Full details of initiatives taken to date can be found on our website.